FINANCIAL RISK MANAGEMENT - Maturity analysis of financial liabilities and Capital management (Details) - Liquidity risk - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	$ 4,125,082	$ 6,127,021
Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	461,163	779,088
Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	3,402,804	5,099,507
Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	243,591	213,717
Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	17,524	34,709
Due
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	23,002	260,004
Due | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	23,002	260,004
January 2025 thru December 2025
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,588,822	1,608,195
January 2025 thru December 2025 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	421,685	1,061
January 2025 thru December 2025 | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,075,243	1,547,339
January 2025 thru December 2025 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	77,729	54,349
January 2025 thru December 2025 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	14,165	5,446
January 2026 thru December 2026
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	734,610	1,462,309
January 2026 thru December 2026 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	11,674	320
January 2026 thru December 2026 | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	668,889	1,428,451
January 2026 thru December 2026 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	50,688	28,490
January 2026 thru December 2026 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	3,359	5,048
January 2027 thru December 2027
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	418,446
January 2027 thru December 2027 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	4,623
January 2027 thru December 2027 | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	375,230
January 2027 thru December 2027 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	38,593
January 2024 thru December 2024
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		1,885,854
January 2024 thru December 2024 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		517,093
January 2024 thru December 2024 | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		1,276,617
January 2024 thru December 2024 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		68,674
January 2024 thru December 2024 | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		23,470
January 2028 and thereafter
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,360,202
January 2028 and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	179
January 2028 and thereafter | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	1,283,442
January 2028 and thereafter | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows	$ 76,581
January 2027 and thereafter
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		910,659
January 2027 and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		610
January 2027 and thereafter | Borrowings
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		847,100
January 2027 and thereafter | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		62,204
January 2027 and thereafter | Other Liabilities
Schedule of maturity of financial liabilities
Financial liabilities, undiscounted cash flows		$ 745